UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

Bruce Fund, Inc. 20 N. Wacker Drive, Suite 2414     Chicago, IL  60606
(Address of principal executive offices)                        (Zip code)

R. Jeffrey Bruce
Bruce and Co.
20 N. Wacker Drive, Suite 2414
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:   312-236-9160

Date of fiscal year end:          6/30

Date of reporting period:     3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Bruce Fund, Inc.
Schedule of Investments
March 31, 2012
(Unaudited)
Shares or Principal Amount		Value
Common Stocks — 40.6%
Consumer Discretionary — 1.4%
75,000	DIRECTV, Class A (a)	$3,700,500
130,000	ICG Group, Inc. (a)	1,163,500
		4,864,000
Consumer Staples — 2.4%
159,000	Diamond Foods, Inc. (a)	3,628,380
640,270	Omega Protein Corp. (a)	4,872,455
		8,500,835
Energy — 2.7%
291,255	Admiral Bay Resources, Inc. (a) (b) (c)	21,370
300,000	C&J Energy Services, Inc. (a)	5,337,000
156,919	Double Eagle Petroleum Co. (a)	941,514
382,168	SandRidge Energy, Inc. (a)	2,992,375
		9,292,259
Financials — 3.8%
250,000	Allstate Corp./The	8,230,000
211,502	GAINSCO, Inc. (b)	1,715,281
45,000	RLI Corp.	3,223,800
		13,169,081
Health Care — 8.3%
124,500	Abbott Laboratories	7,630,605
155,677	Agenus, Inc. (a)	1,029,025
631,746	Durect Corp. (a)	505,397
1,090,703	EDAP TMS S.A. ADR (a)	1,995,986
130,000	Elan Corp., PLC ADR (a)	1,951,300
200,000	Merck & Co., Inc.	7,680,000
350,000	Pfizer, Inc.	7,931,000
		28,723,313
Industrials — 11.9%
1,985,000	AirBoss of America Corp.	9,870,809
205,000	AMERCO	21,629,550
1,070,073	Astrotech Corp. (a)	909,455
300,000	Titan International, Inc.	7,095,000
67,987	US Ecology, Inc.	1,478,037
		40,982,851
Information Technology — 1.8%
30,000	International Business Machines Corp.	6,259,500
Materials — 3.3%
690,671	Flotek Industries, Inc. (a)	8,301,865
280,000	Kinross Gold Corp.	2,741,200
199,270	Solitario Exploration & Royalty Corp. (a)	274,993
		11,318,058
Utilities — 5.0%
296,212	Calpine Corp. (a)	5,097,809
20,000	Integrys Energy Group, Inc.	1,059,800
100,000	NextEra Energy, Inc.	6,108,000
50,000	Pepco Holdings, Inc.	944,500
107,270	UniSource Energy Corp.	3,922,864
		17,132,973
Total Common Stocks (Cost $121,299,582)		140,242,870
Convertible Preferred Stocks — 3.1%
Energy — 3.0%
101,000	ATP Oil & Gas Corp. 8.000% (d)	4,469,250
61,500	PetroQuest Energy, Inc., Series B, 6.875%	2,214,000
29,200	SandRidge Energy, Inc., 8.500%	3,587,220
		10,270,470
Utilities — 0.1%
10,000	AES Trust III, 6.750%	503,125
Total Convertible Preferred Stocks
(Cost $13,324,316)		10,773,595
Corporate Bonds — 12.6%
Consumer Discretionary — 2.5%
$1,500,000	Land O'Lakes Capital Trust I,
	7.450%, 3/15/28 (d)	1,449,375
6,200,000	XM Satellite Radio, Inc.,
	13.000%, 8/1/13 (d)	7,044,750
		8,494,125
Energy — 4.9%
8,850,000	ATP Oil & Gas Corp.,
	11.875%, 5/1/15	6,504,750
3,000,000	Endeavour International Corp,
	12.000%, 3/1/18 (d)	3,045,000
2,000,000	Hercules Offshore, Inc.,
	10.500%, 10/15/17 (d)	2,105,000
3,000,000	McMoRan Exploration Co.,
	11.875%, 11/15/14	3,180,000
2,000,000	Whiting Petroleum Corp.,
	7.000%, 2/1/14	2,140,000
		16,974,750
Financials — 1.6%
6,000,000	Security Benefit Life Insurance Co., 7.450%, 10/1/33 (d)	5,533,740
Health Care — 0.5%
2,000,000	EDAP TMS S.A.,
	9.000%, 6/30/14 (b) (c) (f)	1,800,000
Utilities — 3.1%
4,000,000	Constellation Energy Group, Inc., 7.600%, 4/1/32	5,215,516
5,000,000	Mirant Americas Generation LLC, 9.125%, 5/1/31	4,325,000
1,000,000	ONEOK, Inc., 6.000%, 6/15/35	1,069,360
		10,609,876
Total Corporate Bonds (Cost $36,503,579)		43,412,491
Convertible Corporate Bonds — 10.7%
Consumer Discretionary — 1.1%
2,700,000	Midway Games, Inc.,
	6.000%, 9/30/25 (b) (c) (e)	67,500
2,500,000	XM Satellite Radio, Inc.,
	7.000%, 12/1/14 (d)	3,703,125
		3,770,625
Energy — 1.7%
3,000,000	BPZ Resources, Inc.,
	6.500%, 3/1/15	2,771,250
3,250,000	Endeavour International Corp.,
	5.500%, 7/15/16 (d)	3,209,375
		5,980,625
Health Care — 6.8%
1,705,000	Cell Genesys, Inc.,
	3.125%, 5/1/13 (b) (c)	1,364,000
14,887,000	deCODE Genetics, Inc.,
	3.500%, 4/15/11 (a) (b) (e)	93,044
2,000,000	Human Genome Sciences, Inc.,
	3.000%, 11/15/18	1,982,500
500,000	InterMune, Inc.,
	5.000%, 3/1/15	586,875
3,000,000	Isis Pharmaceuticals, Inc.,
	2.625%, 2/15/27 (d)	2,921,250
4,060,000	Isis Pharmaceuticals, Inc.,
	2.625%, 2/15/27	3,953,425
11,675,000	MannKind Corp.,
	3.750%, 12/15/13	6,640,156
4,000,000	MannKind Corp.,
	5.750%, 8/15/15	2,400,000
1,762,892	Oscient Pharmaceuticals Corp.,
	12.500%, 1/15/11 (a) (b) (c) (e)	35,258
2,000,000	ViroPharma, Inc.,
	2.000%, 3/15/17	3,437,500
		23,414,008
Industrials — 0.8%
1,000,000	Titan International, Inc.,
	5.625%, 1/15/17 (d)	2,565,000
Utilities — 0.3%
998,000	UniSource Energy Corp.,
	4.500%, 3/1/35	1,069,107
Total Convertible Corporate Bonds (Cost $49,847,181)		36,799,365
U.S. Government Bonds — 14.9%
30,000,000	U.S. Treasury "Strips",
	0.000%, 8/15/28	17,929,290
30,000,000	U.S. Treasury "Strips",
	0.000%, 8/15/29	17,270,610
20,000,000	U.S. Treasury "Strips",
	0.000%, 2/15/36	8,907,420
20,000,000	U.S. Treasury "Strips",
	0.000%, 2/15/41	7,269,480
		51,376,800

Total U.S. Government Bonds (Cost $39,449,512)		51,376,800
U.S. Municipal Bonds— 0.0%
994,188	Indianapolis Airport Authority,
	6.500%, 11/15/31 (a) (b) (e)	13,919
Total U.S. Municipal Bonds (Cost $165,996)		13,919
Money Market — 17.6%
60,819,387	Fidelity Institutional Money Market - Treasury Only Class I, 0.010% (g)	60,819,387
Total Money Market (Cost $60,819,387)		60,819,387
Total Investments
(Cost $321,409,553) — 99.5%		343,438,427
Other Assets in Excess of Liabilities — 0.5%		1,647,463
Net Assets — 100.0%		$345,085,890

(a)	Non-cash income producing security.
(b)	Illiquid Security.
(c)	This security is currently valued according to the fair value procedures approved by the Board of Directors.
(d)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(e)	In default.
(f)	Private placement restricted security.
(g)	Rate disclosed is the seven day yield as of March 31, 2012.
ADR – American Depositary Receipt
PLC – Public Liability Company

See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
NOTES TO THE SCHEDULE OF INVESTMENTS
MARCH 31, 2012
(UNAUDITED)

At March 31, 2012, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$61,460,117
Gross Unrealized (Depreciation)	$(39,603,230)
Net Appreciation on Investments	$21,856,887

Tax Cost	$321,581,540

At March 31, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the deferral of post-October losses in the amount of $171,987.

Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date.  For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Securities Valuation and Fair Value Measurements – In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the trust would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts (ADR’s) are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

BRUCE FUND, INC.
NOTES TO THE SCHEDULE OF INVESTMENTS - continued
MARCH 31, 2012
(UNAUDITED)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Fixed income securities, including convertible preferred stocks, corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds, are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s assets as of March 31, 2012:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$ 140,221,500	$ -	$ 21,370	$ 140,242,870

Convertible Preferred Stocks	-	10,773,595	-	10,773,595

Corporate Bonds	-	41,612,491	1,800,000	43,412,491

Convertible Corporate Bonds	-	35,332,607	1,466,758	36,799,365

U.S. Government Bonds	-	51,376,800	-	51,376,800

U.S. Municipal Bonds	-	13,919	-	13,919

Money Market	60,819,387	-	-	60,819,387

Total	$ 201,040,887	$ 139,109,412	$ 3,288,128	$ 343,438,427
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price

•	Price given by pricing service

•	Last quoted bid & asked price

•	Third party bid & asked price

•	Indicated opening range

BRUCE FUND, INC.
NOTES TO THE SCHEDULE OF INVESTMENTS - continued
MARCH 31, 2012
(UNAUDITED)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2011	Realized gain (loss)	Amortization/Accretion	Change in unrealized appreciation	Purchases	Sales	Transfer into Level 3* (a)	Transfer out of Level 3* (b)	Balance as of March 31, 2012

Common Stock	$-	$-	$-	$-	$-	$-	$21,370	$-	$21,370

Corporate Bonds	-	-	-	-	-	-	1,800,000	-	1,800,000

Convertible Corporate Bonds	7,635,645	-	215,651	285,003	1,832,712	(6,445,641)	1,410,888	(3,467,500)	1,466,758

Warrants (c)	126,000	-	-	-	-	-	-	(126,000)	-

Rights (d)	20,000	-	-	-	-	-	-	(20,000)	-

Total	$7,781,645	$-	$215,651	$285,003	$1,832,712	$(6,445,641)	$3,232,258	$(3,613,500)	$3,288,128
* The amount of transfers in and/or out are reflected at the reporting period end.

(a) Transfers in relate primary to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of March 31, 2012.

(b) Transfer out relate primary to securities for which observable inputs became available during the period, and as of
March 31, 2012, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of March 31, 2012.

(c) The EDAP TMS S.A. warrants were sold in exchange for the EDAP TMS S.A ADR at $0 cost.

(d) The Calpine Corporation Escrow Retirement Rights were sold in exchange for the Calpine Corporation common stock at $0 cost.

The total change in unrealized depreciation attributable to Level 3 investments still held at March 31, 2012 was $(332,287) as shown below:

Total Change in Unrealized Depreciation

Common Stock	$(25,439)

Corporate Bonds	(200,000)

Convertible Corporate Bonds	(106,848)

Total	$(332,287)

BRUCE FUND, INC.
NOTES TO THE SCHEDULE OF INVESTMENTS - continued
MARCH 31, 2012
(UNAUDITED)

Restricted Securities – The Fund has acquired several securities, the sale of which is restricted, through private placement.  At March 31, 2012, aggregate market value of such securities listed below amounted to $36,853,518 or 11% of the Fund’s net assets.  95% of the restricted securities are valued using quoted market prices, while the other 5% are valued according to fair value procedures approved by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  The chart below shows the restricted securities held by the Fund as of March 31, 2012.

Issuer Description	Acquisition Date	Shares/Principal Amount	Cost	Value
Convertible Preferred Stock
ATP Oil & Gas Corp., 8.000%	(a)	101,000	$8,105,280	$4,469,250

Corporate Bonds
Land O' Lakes Capital Trust I, 7.450%, 3/15/28	1/23/09	$1,500,000	988,243	1,449,375
XM Satellite Radio, Inc., 13.000%, 8/1/13	(b)	6,200,000	4,064,908	7,044,750
Endeavor International Corp., 12.000%, 3/1/18	(c)	3,000,000	3,009,735	3,045,000
Hercules Offshore, Inc. 10.500%, 10/15/17	10/29/10	2,000,000	1,638,467	2,105,000
Security Benefit Life Insurance Co., 7.450%, 10/1/33	(d)	6,000,000	5,468,377	5,533,740
EDAP TMS S.A., 9.000%, 6/30/14	10/30/07	2,000,000	2,000,000	1,800,000

Convertible Corporate Bonds
XM Satellite Radio, Inc., 7.000%, 12/1/14	(e)	2,500,000	2,792,068	3,703,125
Endeavor International Corp., 5.500%, 7/15/16	(f)	3,250,000	2,936,803	3,209,375
Isis Pharmaceuticals, Inc., 2.625%, 2/15/27	(g)	3,000,000	2,793,932	2,921,250
Titan International, Inc., 5.625%, 1/15/17	2/5/10	1,000,000	992,347	1,572,653

(a) Purchased multiple taxlots beginning on 11/24/09.
(b) Purchased multiple taxlots beginning on 1/28/09.
(c) Purchased multiple taxlots beginning on 2/15/12.
(d) Purchased multiple taxlots beginning on 4/21/11.
(e) Purchased multiple taxlots beginning on 10/22/10.
(f) Purchased multiple taxlotes beginning on 8/18/11.
(g) Purchased multiple taxlots beginning on 2/28/07.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                      Bruce Fund, Inc.

By:           /s/ Robert B. Bruce
                Robert B. Bruce, President

Date:           5/16/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Robert B. Bruce
Robert B. Bruce, President

Date:           5/16/12

By:           /s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date:           5/16/12